PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic additional pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	Rp 2,375	Rp 2,058	Rp (368)
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost		657
Net periodic pension benefit cost		657
Changes in financial assumptions		419
Defined benefit plan actuarial gain (loss) - net of tax		Rp 419
Discount rate	6.75%	6.75%
Rate of compensation increases	8.00%	8.00%
Additional pension benefit obligation | Minimum
Disclosure of defined benefit plans [line items]
Rate of return on investment	9.50	9.50
Actuarial discount rate of pension fund	9.25	9.25
Additional pension benefit obligation | Maximum
Disclosure of defined benefit plans [line items]
Rate of return on investment	10.25	10.25
Actuarial discount rate of pension fund	9.50	9.50